Employee future benefits - Composition of Plan Assets (Details)	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Cash and cash equivalents	3.00%	2.00%
Equity securities	60.00%	61.00%
Debt securities	37.00%	37.00%
Total	100.00%	100.00%